Fair Value Measurements - Recurring Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3)
Balance at the beginning of the period	$ 15	$ 11	$ 7
Total gains or losses included in earnings	0	(1)	0
Total gains or losses included in other comprehensive income	0	2	4
Purchases and issuances	0	15	0
Sales and settlements	(3)	(12)	0
Transfers in and/or out of Level 3	0	0	0
Balance at the end of the period	$ 12	$ 15	$ 11